LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 4) - USD ($)	3 Months Ended							12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period			$ 15,978,421				$ 18,306,114	$ 15,978,421	$ 18,306,114	$ 17,116,595
Provision charged (credited) to expense	$ 500,000	$ 1,000,000	500,000	$ 310,000	$ 200,000	$ 500,000	200,000	2,000,000	1,210,000	12,090,000
Charge-offs								(2,947,433)	(5,993,644)	(15,685,376)
Recoveries								768,119	2,455,951	4,784,895
Balance at the end of the period	15,799,107			15,978,421				15,799,107	15,978,421	18,306,114
Allowance balance at end of period based on:
Loans individually evaluated for impairment											$ 1,022,112	$ 1,198,624
Loans collectively evaluated for impairment											14,776,995	14,779,797
Total balance at the end of the period	15,799,107		15,978,421	15,978,421			18,306,114	15,978,421	18,306,114	17,116,595	15,799,107	15,978,421
Recorded investment in loans receivable at end of period:
Total loans receivable											1,204,168,511	1,126,839,911
Loans receivable individually evaluated for impairment											17,696,117	27,152,492
Loans receivable collectively evaluated for impairment											1,186,472,394	1,099,687,419
Single-family residential loans
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period			7,671,441				9,973,713	7,671,441	9,973,713
Provision charged (credited) to expense								(95,458)	853,386
Charge-offs								(2,300,320)	(3,966,996)	(7,398,939)
Recoveries								593,511	811,338	856,498
Balance at the end of the period	5,869,174			7,671,441				5,869,174	7,671,441	9,973,713
Allowance balance at end of period based on:
Loans individually evaluated for impairment											977,140	1,048,993
Loans collectively evaluated for impairment											4,892,034	6,622,448
Total balance at the end of the period	5,869,174		7,671,441	7,671,441			9,973,713	7,671,441	9,973,713	9,973,713	5,869,174	7,671,441
Recorded investment in loans receivable at end of period:
Total loans receivable											434,158,827	406,213,818
Loans receivable individually evaluated for impairment											13,609,898	16,915,315
Loans receivable collectively evaluated for impairment											420,548,929	389,298,503
Commercial Loan
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period			8,084,608				8,110,926	8,084,608	8,110,926
Provision charged (credited) to expense								2,088,617	258,807
Charge-offs								(419,205)	(1,898,975)	(8,179,343)
Recoveries								146,961	1,613,850	3,883,176
Balance at the end of the period	9,900,981			8,084,608				9,900,981	8,084,608	8,110,926
Allowance balance at end of period based on:
Loans individually evaluated for impairment											44,972	149,631
Loans collectively evaluated for impairment											9,856,009	7,934,977
Total balance at the end of the period	9,900,981		8,084,608	8,084,608			8,110,926	8,084,608	8,110,926	8,110,926	9,900,981	8,084,608
Recorded investment in loans receivable at end of period:
Total loans receivable											768,357,268	716,595,562
Loans receivable individually evaluated for impairment											4,086,219	10,222,559
Loans receivable collectively evaluated for impairment											764,271,049	706,373,003
Consumer Loan
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period			28,797				24,947	28,797	24,947
Provision charged (credited) to expense								193,159	100,760
Charge-offs								(227,908)	(127,673)
Recoveries								27,647	30,763
Balance at the end of the period	21,695			28,797				21,695	28,797	24,947
Allowance balance at end of period based on:
Loans collectively evaluated for impairment											21,695	28,797
Total balance at the end of the period	21,695		28,797	28,797			24,947	28,797	24,947	24,947	21,695	28,797
Recorded investment in loans receivable at end of period:
Total loans receivable											1,652,416	4,030,531
Loans receivable individually evaluated for impairment												14,618
Loans receivable collectively evaluated for impairment											1,652,416	4,015,913
Unallocated Financing Receivables
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period			193,575				196,528	193,575	196,528
Provision charged (credited) to expense								(186,318)	(2,953)
Balance at the end of the period	7,257			193,575				7,257	193,575	196,528
Allowance balance at end of period based on:
Loans collectively evaluated for impairment											7,257	193,575
Total balance at the end of the period	$ 7,257		$ 193,575	$ 193,575			$ 196,528	$ 193,575	$ 196,528	$ 196,528	$ 7,257	$ 193,575